UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-4577

                      (Investment Company Act File Number)


                       Federated Income Securities Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End: 11/30/06


                Date of Reporting Period:  Quarter ended 8/31/06







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED CAPITAL INCOME FUND
PORTFOLIO OF INVESTMENTS
August 31, 2006 (unaudited)

    SHARES OR                                                                                                                  VALUE
    PRINCIPAL
    AMOUNT
                   COMMON STOCKS--37.5%
                   CONSUMER DISCRETIONARY--2.3%
        43,200     CBS Corp., Class B                                                                                  $   1,233,360
        18,700     Clear Channel Communications, Inc.                                                                        543,048
        22,200     Family Dollar Stores, Inc.                                                                                567,654
        29,900     Gap (The), Inc.                                                                                           502,619
        29,400     Home Depot, Inc.                                                                                        1,008,126
        71,700     Jones Apparel Group, Inc.                                                                               2,244,210
        62,000     Mattel, Inc.                                                                                            1,168,080
        49,900     McDonald's Corp.                                                                                        1,791,410
        21,400     Nike, Inc., Class B                                                                                     1,728,264
        28,700     Regal Entertainment Group                                                                                 566,251
        16,100     Vivendi SA, ADR                                                                                           553,840
                      TOTAL                                                                                               11,906,862
                   CONSUMER STAPLES--3.8%
       119,000     Altria Group, Inc.                                                                                      9,940,070
        52,600     Coca-Cola Co.                                                                                           2,357,006
         9,900     Colgate-Palmolive Co.                                                                                     592,614
        18,600     Kimberly-Clark Corp.                                                                                    1,181,100
        20,100     Loews Corp. - Carolina Group                                                                            1,150,926
        20,000     Procter & Gamble Co.                                                                                    1,238,000
       154,460     Unilever PLC, ADR                                                                                       3,719,397
                      TOTAL                                                                                               20,179,113
                   ENERGY--5.0%
        32,700     BP PLC, ADR                                                                                             2,225,235
       137,400     Chevron Corp.                                                                                           8,848,560
        27,300     ENI SpA, ADR                                                                                            1,669,668
       130,100     Enbridge, Inc.                                                                                          4,290,698
        16,300     Exxon Mobil Corp.                                                                                       1,103,021
        55,100     Royal Dutch Shell PLC                                                                                   3,798,594
        66,300     Total SA, ADR, Class B                                                                                  4,470,609
                      TOTAL                                                                                               26,406,385
                   FINANCIALS--12.1%
        56,100     Ace, Ltd.                                                                                               3,021,546
       123,900     Allstate Corp.                                                                                          7,178,766
       149,333     Bank of America Corp.                                                                                   7,686,170
        48,200     Bank of New York Co., Inc.                                                                              1,626,750
        58,300     Barclays PLC, ADR                                                                                       2,949,980
        41,522     Chubb Corp.                                                                                             2,082,736
       183,800     Citigroup, Inc.                                                                                         9,070,530
        37,600     Federal Home Loan Mortgage Corp.                                                                        2,391,360
        44,400     Federal National Mortgage Association                                                                   2,337,660
        42,600     Gallagher (Arthur J.) & Co.                                                                             1,141,680
        17,200     Healthcare Realty Trust, Inc.                                                                             621,952
        12,200     Hospitality Properties Trust                                                                              565,104
        44,300     iStar Financial, Inc.                                                                                   1,857,056
        57,300     Lloyds TSB Group PLC, ADR                                                                               2,273,664
        19,600     MBIA, Inc.                                                                                              1,207,948
        56,700     Mellon Financial Corp.                                                                                  2,110,941
        33,700     Morgan Stanley                                                                                          2,217,123
        25,300     Nationwide Financial Services, Inc., Class A                                                            1,224,773
        27,100     PartnerRe Ltd.                                                                                          1,742,530
        11,700     RenaissanceRe Holdings Ltd.                                                                               602,550
        65,000     Senior Housing Properties Trust                                                                         1,322,750
        53,200     U.S. Bancorp                                                                                            1,706,124
        14,200     UBS AG - U.S. issue                                                                                       806,134
        51,200     Wachovia Corp.                                                                                          2,797,056
        13,300     Washington Mutual, Inc.                                                                                   557,137
        71,200     Wells Fargo & Co.                                                                                       2,474,200
                      TOTAL                                                                                               63,574,220
                   HEALTH CARE--3.7%
        20,800     AstraZeneca Group PLC, ADR                                                                              1,354,912
        83,100     GlaxoSmithKline PLC, ADR                                                                                4,718,418
        37,500     Johnson & Johnson                                                                                       2,424,750
       220,100     Pfizer, Inc.                                                                                            6,065,956
        98,700     Wyeth                                                                                                   4,806,690
                      TOTAL                                                                                               19,370,726
                   INDUSTRIALS--3.3%
        29,200     Avery Dennison Corp.                                                                                    1,808,648
         7,000     Deere & Co.                                                                                               546,700
         7,900     Eaton Corp.                                                                                               525,350
       204,700     General Electric Co.                                                                                    6,972,082
        14,100     Ingersoll-Rand Co., Class A                                                                               536,082
        23,100     Lockheed Martin Corp.                                                                                   1,908,060
        43,300     Northrop Grumman Corp.                                                                                  2,892,873
        40,800     TNT NV, ADR                                                                                             1,535,304
        17,100     Waste Management, Inc.                                                                                    586,188
                      TOTAL                                                                                               17,311,287
                   INFORMATION TECHNOLOGY--0.4%
        12,000     Automatic Data Processing, Inc.                                                                           566,400
        13,700     Diebold, Inc.                                                                                             574,167
        34,500     Maxim Integrated Products, Inc.                                                                         1,003,950
                      TOTAL                                                                                                2,144,517
                   MATERIALS--1.6%
        54,200     Alcoa, Inc.                                                                                             1,549,578
        26,000     Du Pont (E.I.) de Nemours & Co.                                                                         1,039,220
        65,300     International Flavors & Fragrances, Inc.                                                                2,596,981
         9,400     PPG Industries, Inc.                                                                                      595,584
        33,900     Rohm & Haas Co.                                                                                         1,494,990
        46,900     UPM - Kymmene OY, ADR                                                                                   1,108,247
                      TOTAL                                                                                                8,384,600
                   TELECOMMUNICATION SERVICES--2.5%
       255,949     AT&T, Inc.                                                                                              7,967,692
        20,679     BCE, Inc.                                                                                                 516,768
        92,200     Magyar Telekom Telecommunications PLC, ADR                                                              1,856,908
        38,000     NTT Docomo Inc. - Spon. ADR                                                                               589,000
        34,000     Verizon Communications                                                                                  1,196,120
        93,833     Windstream Corp.                                                                                        1,238,596
                      TOTAL                                                                                               13,365,084
                   UTILITIES--2.8%
        17,300     Black Hills Corp.                                                                                         602,213
        47,800     CenterPoint Energy, Inc.                                                                                  690,710
        14,100     DTE Energy Co.                                                                                            588,534
        21,700     Duke Energy Corp.                                                                                         651,000
        23,500     Energy East Corp.                                                                                         569,875
        18,600     Equitable Resources, Inc.                                                                                 685,596
        10,100     Exelon Corp.                                                                                              615,898
        50,900     Northeast Utilities Co.                                                                                 1,161,029
        64,351     ONEOK, Inc.                                                                                             2,462,713
        42,500     Pinnacle West Capital Corp.                                                                             1,952,450
        13,400     Progress Energy, Inc.                                                                                     594,022
        14,700     SCANA Corp.                                                                                               607,845
        52,800     Scottish & Southern Energy PLC, ADR                                                                     1,209,220
        54,400     Southern Co.                                                                                            1,864,288
        21,100     Vectren Corp.                                                                                             581,516
                      TOTAL                                                                                               14,836,909
                      TOTAL COMMON STOCKS (IDENTIFIED COST $167,642,898)                                                 197,479,703
                   CORPORATE BONDS--2.0%
                   BASIC INDUSTRY - METALS & MINING--0.3%
  $  1,500,000     Placer Dome, Inc., Bond, 8.50%, 12/31/2045                                                              1,516,860
                   BASIC INDUSTRY - PAPER--0.4%
     1,400,000     Louisiana-Pacific Corp., 8.875%, 8/15/2010                                                              1,522,594
       400,000     Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027                                                                412,526
                      TOTAL                                                                                                1,935,120
                   COMMUNICATIONS - MEDIA NONCABLE--0.5%
     1,000,000     British Sky Broadcasting Group PLC, 8.20%, 7/15/2009                                                    1,072,050
     1,500,000     News America Holdings, Note, 8.15%, 10/17/2036                                                          1,726,030
                      TOTAL                                                                                                2,798,080
                   CONSUMER CYCLICAL - AUTOMOTIVE--0.3%
     1,500,000     General Motors Acceptance, 6.875%, 9/15/2011                                                            1,478,862
                   CONTAINER & GLASS PRODUCTS--0.2%
       360,000     Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007                                                       358,200
       950,000 1,2 Vitro SA, Note, Series 144A, 11.75%, 11/1/2013                                                            964,250
                      TOTAL                                                                                                1,322,450
                   FINANCIAL INSTITUTION - BANKING-0.3%
     1,500,000     Corp Andina De Fomento, Bond, 7.375%, 1/18/2011                                                         1,611,934
                      TOTAL CORPORATE BONDS (IDENTIFIED COST $11,124,350)                                                 10,663,306
                   PREFERRED STOCKS-2.9%
                   FINANCIALS-1.0%
        46,600 1,2 Goldman Sachs 6.50% Trigger Mandatory Exchangeable Notes                                                2,283,260
         8,800     Washington Mutual, Inc., Conv. Pfd., $2.69, Annual Dividend                                               470,800
       110,400     XL Capital Ltd., PEPS, $1.63, Annual Dividend                                                           2,410,032
                      TOTAL                                                                                                5,164,092
                   INFORMATION TECHNOLOGY--0.5%
        97,300 1,2 Morgan Stanley 9.75%  PERCS (CBI)                                                                       2,537,098
                   MATERIALS--1.4%
        71,600     Credit Suisse 4.40% Equity Linked Notes (JNY)                                                           2,239,290
        82,900     Credit Suisse 4.50% Equity Linked Notes (TYC)                                                           2,151,255
        21,019     Credit Suisse 7.05% Equity Linked Notes (RIG)                                                           1,431,499
        61,800     Credit Suisse 5.65% Equity Linked Trigger Notes (ADI)                                                   1,845,348
                      TOTAL                                                                                                7,667,392
                      TOTAL PREFERRED STOCKS (IDENTIFIED COST $15,483,141)                                                15,368,582
                   U.S. TREASURY--0.8%
  $  4,400,000   3 United States Treasury Bill, 10/19/2006 (IDENTIFIED COST $4,370,931)                                    4,371,283
                   MUTUAL FUNDS--52.1%4
     5,255,446     Emerging Markets Fixed Income Core Fund                                                               104,446,467
     7,728,878     Federated Mortgage Core Portfolio                                                                      75,974,872
    14,138,865     High Yield Bond Portfolio                                                                              94,447,616
                      TOTAL MUTUAL FUNDS (IDENTIFIED COST $266,223,356)                                                  274,868,955
                   REPURCHASE AGREEMENT--3.9%
  $ 20,211,000     Interest in $3,000,000,000 joint repurchase agreement 5.290%, dated 8/31/2006 under which Bank         20,211,000
                   of America N.A. will repurchase U.S. Government Agency securities with various maturities to
                   5/1/2035 for $3,000,440,833 on 9/1/2006. The market value of the underlying securities at the end of the period was $3,060,000,000. (AT COST)
                      TOTAL INVESTMENTS - 99.2%                                                                          522,962,829
                      (IDENTIFIED COST $485,055,675)5
                      OTHER ASSETS AND LIABILITIES - NET - 0.8%                                                            4,310,240
                      TOTAL NET ASSETS - 100%                                                                          $ 527,273,069

1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At August 31, 2006, these restricted securities amounted to $5,784,608, which represented 1.1% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At August 31, 2006, these liquid restricted securities amounted to $5,784,608, which represented 1.1% of total net assets.

3    Non-income producing security.

4    Affiliated companies.

5 At August 31, 2006, the cost of investments for federal tax purposes was $485,175,060. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and any unrealized appreciation/depreciation from written options was $37,787,769. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $41,150,228 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,362,459.


Note:The categories of investments are shown as a percentage of total net assets at August 31, 2006.


INVESTMENT VALUATION
Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. For U.S Treasury and agency securities, prices furnished by the independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed-income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission
(SEC), the Fund may invest in Federated Core Trust (Core Trust), which is managed by Federated Investment Management Company, an affiliate of the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated, fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed, fixed-income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income.
Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the fund by calling 1-800-341-7400.

The Fund may also invest in Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling, an affiliate of the Fund's Adviser. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve total return on assets. Its secondary objective is to achieve a high level of income. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website www.sec.gov, at the Commission's public reference room in Washington, DC or upon request from the Fund by calling 1-800-341-7400.


 The following is a summary of the Fund's written option activity:
 CONTRACTS                         NUMBER OF CONTRACTS  PREMIUM
-------------------------------------------------------------------
 Outstanding at prior period-end   847                  $88,325
-------------------------------------------------------------------
 Options written                   2,381                305,491
-------------------------------------------------------------------
 Options expired                   (789)                (152,316)
-------------------------------------------------------------------
 Options bought back               (1,398)              (139,155)
-------------------------------------------------------------------
 Outstanding at 8/31/2006          1,041                $102,345
-------------------------------------------------------------------


The following acronyms are used throughout this portfolio:

 ADR   --American Depositary Receipt
 PEPS  --Participating Equity Preferred Shares
 PERCS --Preferred Equity Redemption Cumulative Stock







ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INCOME SECURITIES TRUST

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        October 20, 2006


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER


DATE        October 17, 2006


BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        October 20, 2006